Leases Leases - Summary of Lease Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [Abstract]
Principal lease payments	$ 324	$ 315
Interest payments on leases	50	53
Payments for short-term leases	314	327
Payments for variable lease components	30	15
Payments for low value leases (>12 months in duration)	1	1
Total lease payments	$ 719	$ 711